Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - Convertible Notes Payable [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal		$ 2,765,973	$ 1,235,370
Less: Debt Discount		(2,382,599)	(19,212)
Total		383,374	1,216,158
The March 13, 2024 Loan Agreement [Member]
Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal			1,100,000
Interest Rate		18.00%
Conversion Price (in Dollars per share)	[1]	$ 170
Maturity Date		Sep 2025
The First April 2nd Loan Agreement [Member]
Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal			105,370
Interest Rate		18.00%
Conversion Price (in Dollars per share)	[1]	$ 50
Maturity Date		Apr 2026
Warrants Granted, Quantity (in Shares)		11,112
The November 22, 2024 Loan Agreement [Member]
Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal			$ 30,000
Interest Rate		18.00%
Conversion Price (in Dollars per share)	[1]	$ 20
Maturity Date		Apr 2026
Warrants Granted, Quantity (in Shares)		120,000
The First Tranche of Uplist Financing [Member]
Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal		$ 1,580,556
Conversion Price (in Dollars per share)	[1]	$ 10
Maturity Date		Nov 2026
The Second Tranche of Uplist Financing [Member]
Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal		$ 1,185,417
Conversion Price (in Dollars per share)	[1]	$ 10
Maturity Date		Dec 2026
Minimum [Member] | The First April 2nd Loan Agreement [Member]
Schedule of Convertible Notes Payable [Line Items]
Warrants Granted, Exercise Price (in Dollars per share)		$ 5
Minimum [Member] | The November 22, 2024 Loan Agreement [Member]
Schedule of Convertible Notes Payable [Line Items]
Warrants Granted, Exercise Price (in Dollars per share)		$ 0.87

[1]	Variable conversion price, as further described below